FIDELITY (LOGO) INVESTMENTS(registered trademark)   FMR Corp.
                                                    82 Devonshire Street
                                                    Boston MA
                                                    02109-3614
                                                    617 563 7000


                         December 27, 1996

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attention:   File Room



Re:          Fidelity Commonwealth Trust (the trust):

             Fidelity Small Cap Stock Fund
             Fidelity Large Cap Stock Fund (the funds)

             File No. 2-52322 and 811-2546

__________________________________________________________________________
Ladies and Gentlemen:
 Transmitted herewith for filing pursuant to Rule 497 under the Securities Act of 1933 are Supplements dated December 22, 1996 to the funds' Prospectus and Statement of Additional information dated June 21, 1996. The documents have been marked to indicate changes made since the last filing.
                        Very truly yours,







                        /s/Lisa Nisbet Proch
                        Lisa Nisbet Proch

                        Legal Department